Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum lease payments required under leasing arrangements
2016	$ 27.1
2017	20.0
2018	14.0
2019	9.2
2020	7.8
Thereafter	13.1
Rental expense under operating leases	$ 47.0	$ 44.5	$ 23.7